Investment in Cauchari-Olaroz Project - Schedule of Gain on 2020 Cauchari Transaction (Parenthetical) (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 16, 2019	Aug. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed			$ 145	$ 135
After 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			49.00%
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed			$ 40,000
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	50.00%	62.50%
Proceeds from issue of ordinary shares	$ 160,000
Minera Exar S.A. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			49.00%
Proceeds from issue of ordinary shares			$ 16,327
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	62.50%
Exar Capital B.V. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			49.00%
Proceeds from issue of ordinary shares			$ 689